Pensions and other post-employment benefits - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sensitivity analysis
Discount rate (as a percent)	4.80%	4.90%
Discount rate for determining present values
Sensitivity analysis
Discount rate (as a percent)	4.80%	4.90%
Change in assumption (as a percent)	1.00%
Increase in assumption	€ 990
Decrease in assumption	€ (1,154)
Pension growth rate
Sensitivity analysis
Discount rate (as a percent)	2.10%	2.10%
Change in assumption (as a percent)	1.00%
Increase in assumption	€ (206)
Decrease in assumption	€ 167
Inflation rate
Sensitivity analysis
Discount rate (as a percent)	2.30%	2.00%
Change in assumption (as a percent)	1.00%
Increase in assumption	€ (222)
Decrease in assumption	203
Life expectancy
Sensitivity analysis
Increase in assumption	(555)
Decrease in assumption	€ 524
Change in life expectancy actuarial assumption	1 year
Life expectancy | Bottom of range
Sensitivity analysis
Life expectancy	87 years	86 years
Life expectancy | Top of range
Sensitivity analysis
Life expectancy	88 years	88 years